AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 15, 2015.

No. 333-193135

No. 811-22927

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 5	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 9	☒

(Check appropriate box or boxes)

PowerShares Actively Managed Exchange-Traded

Commodity Fund Trust

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With a copy to:

Alan P. Goldberg, Esquire
K&L Gates LLP
70 W. Madison St., Suite 3100
Chicago, Illinois 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)

☐	on (date) pursuant to paragraph (a)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant:

PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio

PowerShares Bloomberg Commodity Strategy Portfolio

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 15th day of December, 2015.

PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

By:	/s/ Andrew Schlossberg
Title:	Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg Andrew Schlossberg	President	December 15, 2015

/s/ Steven M. Hill Steven M. Hill	Treasurer	December 15, 2015

/s/ Anna Paglia Anna Paglia	Secretary	December 15, 2015

* /s/ Donald H. Wilson Donald H. Wilson	Chairman and Trustee	December 15, 2015

* /s/ Ronn R. Bagge Ronn R. Bagge	Trustee	December 15, 2015

* /s/ Todd J. Barre Todd J. Barre	Trustee	December 15, 2015

* /s/ Kevin M. Carome Kevin M. Carome	Trustee	December 15, 2015

* /s/ Marc M. Kole Marc M. Kole	Trustee	December 15, 2015

* /s/ Yung Bong Lim Yung Bong Lim	Trustee	December 15, 2015

* /s/ Philip M. Nussbaum Philip M. Nussbaum	Trustee	December 15, 2015

* /s/ Gary R. Wicker Gary R. Wicker	Trustee	December 15, 2015

* By: /s/ Anna Paglia		December 15, 2015
Anna Paglia Attorney-In-Fact

*	Anna Paglia signs pursuant to powers of attorney filed with Pre-Effective Amendment No. 3 on Form N-1A, filed on November 3, 2014, which are incorporated by reference herein.

EXHIBIT INDEX

Index No.	Description of Exhibits

Ex - 101.ins	XBRL Instance Document

Ex - 101.sch	XBRL Taxonomy Extension Schema Document

Ex - 101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

Ex - 101.def	XBRL Taxonomy Extension Definition Linkbase Document

Ex - 101.lab	XBRL Taxonomy Extension Labels Linkbase Document

Ex - 101.pre	XBRL Taxonomy Extension Presentation Linkbase Document